Bank Loans (Details) - Schedule of Short-Term Bank Loan - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Short-Term Bank Loan [Line Items]
Total	$ 860,750	$ 899,250	$ 1,893,750
Cathay United Bank [Member]
Schedule of Short-Term Bank Loan [Line Items]
Total		245,250	243,750
CTBC Bank [Member]
Schedule of Short-Term Bank Loan [Line Items]
Total	626,000	654,000	650,000
Cathay Bank [Member]
Schedule of Short-Term Bank Loan [Line Items]
Total	$ 234,750	$ 245,250	$ 1,000,000